COMMITMENTS AND CONTINGENCIES (Details) (Managed Finance Receivables [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Lessees located in Texas [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%